Expected Expiry Dates of NOI's (Detail) (United States, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 36,879
Federal | Expiring 2014-2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	678
Federal | Expiring 2021-2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	4,031
Federal | Expiring 2026-2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	32,170
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	65,140
State | Expiring 2014-2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	1,893
State | Expiring 2021-2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	12,705
State | Expiring 2026-2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 50,542